Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Trade and other non-current receivables [abstract]
Prepayments	£ 2.8	£ 3.0	£ 4.2
Accrued income	22.8	16.5	21.8
Fair value of derivatives	6.3	8.4
Other debtors	150.8	152.1	144.4
Trade and other receivables	£ 182.7	£ 180.0	£ 170.4